Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories of the Company consisted of the following:

	September 26,	December 31,
	2021	2020
Raw materials	$48,665	$44,474
Work-in-process	18,960	12,946
Finished goods	96,718	76,508

	$164,343	$133,928

Inventories of the Company consisted of the following:

	2020	2019
Raw materials	$44,474	$44,146
Work-in-process	12,946	14,164
Finished goods	76,508	63,686

	$133,928	$121,996